Variable Interest Entities - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Line Items]
Lease payments after tax	682
Future minimum lease payments before tax	127
Variable interest entity
Variable Interest Entity [Line Items]
Lease payments after tax	8
Future minimum lease payments before tax	208
Period over which lease payments will be paid	18 years